Employee Benefit - Summary of Components of Net Benefit Expense Recognized in Income Statement and Funded Status and Amounts Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Current service cost	$ 519	$ 562	$ 546
Past service cost			121
Interest cost on benefit obligation	127	147	254
Net benefit cost	646	709	921
Actuarial (gain) / loss - experience	140	(328)	494
Actuarial (gain) / loss - demographic assumption	(23)	(1)	18
Actuarial (gain) / loss - financial assumption	(676)	130	1,215
Re-measuring gain/(loss) on defined benefit plans	(559)	(199)	1,727
Defined benefit obligation at January 1	11,300	11,742	9,016
Benefits paid directly by the Company	(746)	(954)	(535)
Exchange differences	(787)	2	613
Defined benefit obligation at December 31	$ 9,854	$ 11,300	$ 11,742